Other current receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Other Current Receivables	Other current receivables are analysed as follows:

	31/12/25	31/12/24
VAT	1,971	2,408
Receivables from National Institute for Social Security	3,041	4,615
Other	2,550	3,595
Total	7,562	10,618